Income Tax Expense	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Tax Expense

42.	INCOME TAX EXPENSE

(1)	Details of income tax expenses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Current tax expense
Current tax expense with respect to the current period	689,395	615,120	1,178,517
Adjustments recognized in the current period in relation to the tax expense of prior periods	(22,825)	(35,823)	7,773
Income tax expense directly attributable to other equity	5,039	41,188	9,362

Sub-total	671,609	620,485	1,195,652

Deferred tax expense
Change in deferred tax assets (liabilities) due to temporary differences	442,852	408,941	(258,709)
Income tax expense (income) directly attributable to equity	(224,668)	18,128	(74,054)

Others	766	3,824	(231)

Sub-total	218,950	430,893	(332,994)

Income tax expense	890,559	1,051,378	862,658

(2)	Income tax expense reconciled to net income before income tax expense is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Net income before income tax expense	3,517,453	4,222,847	4,090,166
Tax calculated at statutory tax rate (*)	859,608	1,014,678	997,720
Adjustments:
Effect of income that is exempt from taxation	(37,500)	(46,946)	(189,253)
Effect of expenses that are not deductible in determining taxable income	12,163	53,719	57,584
Adjustments recognized in the current period in relation to the current tax of prior periods	(22,456)	(36,205)	7,773
Others	78,744	66,132	(11,166)

Sub-total	30,951	36,700	(135,062)

Income tax expense	890,559	1,051,378	862,658

Effective tax rate	25.32%	24.90%	21.09%

(*)	The applicable income tax rate: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.

(3)	Changes in deferred tax assets and liabilities for the years ended December 31, 2023, 2024 and 2025, are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	373,145	—	(272,072)	(258,467)	(157,394)
Gain on valuation using the equity method of accounting	20,555	—	(35,357)	4,430	(10,372)
Gain (loss) on valuation of derivatives	10,617	—	24,869	326	35,812
Accrued income	(90,330)	—	(42,608)	—	(132,938)
Provision for loan losses	(20,105)	—	61,093	—	40,988
Loan and receivables written off	7,926	—	1,846	—	9,772
Loan origination costs and fees	(169,093)	—	(4,324)	—	(173,417)
Defined benefit liability	369,785	—	29,308	28,172	427,265
Deposits with employee retirement insurance trust	(450,222)	—	(50,044)	548	(499,718)
Provision for guarantee	8,328	—	(54)	—	8,274
Other provision	87,229	—	91,888	—	179,117
Others (*)	(70,335)	(11,593)	(22,729)	323	(104,334)

Net deferred tax assets (liabilities)	77,500	(11,593)	(218,184)	(224,668)	(376,945)

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 1,998 million Won.

	For the year ended December 31, 2024
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	(157,394)	—	(110,523)	15,463	(252,454)
Gain (loss) on valuation using the equity method of accounting	(10,372)	—	(8,391)	1,608	(17,155)
Gain (loss) on valuation of derivatives	35,812	—	(289,117)	(247)	(253,552)
Accrued income	(132,938)	—	16,258	—	(116,680)
Provision for loan losses	40,988	—	41,496	—	82,484
Loan and receivables written off	9,772	—	(1,069)	—	8,703
Loan origination costs and fees	(173,417)	—	(6,775)	—	(180,192)
Defined benefit liability	427,265	—	29,008	22,120	478,393
Deposits with employee retirement insurance trust	(499,718)	—	(400)	514	(499,604)
Provision for guarantee	8,274	—	(2,474)	—	5,800
Other provision	179,117	—	(47,570)	—	131,547
Others (*)	(104,334)	(544)	(46,968)	(21,330)	(173,176)

Net deferred tax assets (liabilities)	(376,945)	(544)	(426,525)	18,128	(785,886)

(*)	Among the deferred tax assets and liabilities classified as ‘Others’, the deferred tax asset arising from unused tax losses amounts to 12,507 million won.

	For the year ended December 31, 2025
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Others	Ending Balance
Gain (loss) on financial assets	(252,454)	417,200	41,158	459,475	—	665,379
Gain (loss) on valuation of investment stocks accounted in equity method	(17,155)	—	(19,487)	1,198	—	(35,444)
Gain (loss) on valuation of derivatives	(253,552)	1,679	123,880	58,393	—	(69,600)
Accrued income	(116,680)	(218,608)	(21,577)	—	—	(356,865)
Provision for loan losses	82,484	—	27,327	—	—	109,811
Loan and receivables written off	8,703	—	1,012	—	—	9,715
Loan origination costs and fees	(180,192)	(492)	33,131	—	—	(147,553)
Defined benefit obligation	478,393	12,301	52,063	6,714	—	549,471
Deposits with employee retirement insurance trust	(499,604)	(52)	(81,932)	64	—	(581,524)
Provision for guarantee	5,800	—	1,207	—	—	7,007
Other provision	131,547	(491)	28,563	—	—	159,619
Net financial gain (loss) on insurance contract assets (liabilities)	—	194,666	(75,169)	(609,063)	—	(489,566)
Net financial gain (loss) on reinsurance contract assets (liabilities)	—	(24,384)	33,142	4,525	—	13,283
Others (*)	(173,176)	54,180	189,445	5,725	(1,085)	75,089

Net deferred tax assets (liabilities)	(785,886)	435,999	332,763	(72,969)	(1,085)	(91,178)

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 318,085 million won.
(4)	Unrealizable temporary differences are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Deductible temporary differences	332,384	510,185
Tax loss carry forward	62,963	—
Taxable temporary differences	(10,335,041)	(10,417,258)

Total	(9,939,694)	(9,907,073)

No deferred
 income tax asset has been recognized for the deductible temporary difference of
477,836
 million Won associated with investments in subsidiaries as of December 31, 2025, because it is not probable that the temporary differences will be reversed in the foreseeable future. Also, no deferred income tax asset has been recognized for the other
32,349
 million
won
 due to the uncertainty of its feasibility in the future.
No deferred income tax liability has been recognized for the taxable temporary difference of 10,417,258 million won
 associated with investment in subsidiaries as of December 31, 2025, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary difference.

•	It is probable that the temporary difference will not be reversed in the foreseeable future.
As of December 31, 2025, there are no tax loss carryforwards that are not recognized as deferred tax assets

(5)	Details of accumulated current and deferred tax charged directly to other equity are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Loss on valuation of financial assets at FVTOCI	(28,645)	430,830
Loss on financial instruments designated to be measured at FVTPL	(483)	(483)
Gain on valuation of equity method investments	2,272	3,470
Gain(loss) on foreign currency translation of foreign operations	(11,069)	(5,344)
Gain on valuation of hedge accounting of the net investment in foreign operations	56,042	48,036
Remeasurement gain (loss) related to defined benefit liabilities	30,770	37,548
Gain(loss) on derivatives designated as cash flow hedge	(7)	58,386
Net financial gain (loss) on insurance contract assets (liabilities)	—	(609,063)
Net financial gain (loss) on reinsurance contract assets (liabilities)	—	4,525

Total	48,880	(32,095)

(6)	Current tax assets and liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Current tax assets	61,613	228,229
Current tax liabilities	127,126	723,368

(7)	Impact of Pillar Two income taxes
Under the Pillar Two legislation, the consolidated entity is required to pay additional tax equal to the difference between the GloBE effective tax rate in each jurisdiction in which its constituent entities operate and the 15% minimum tax rate. Accordingly, the Pillar Two income tax expense recognized for the current period amounts to KRW 1,569 million. The exception to the recognition and disclosure requirements for deferred tax assets and liabilities related to Pillar Two has been applied.